Share Option Plans - Additional Information (Detail) (Restricted Stock Units (RSUs))	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted	65,000	450,000
Stock units vested	127,125	139,374
2007 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units approved to grant	5,000	420,000
Stock units issued	65,000
Number of independent directors entitled to RSUs grants	4
2007 Equity Incentive Plan | Independent Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted	15,000
Stock units vested	5,000